LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2021
LAND USE RIGHTS, NET.
LAND USE RIGHTS, NET

6.           LAND USE RIGHTS, NET

Land use rights represent acquired right to use the parcel of land on which the Group’s regional headquarters and affiliated industrial park stand. In 2021, the Group acquired the land use rights in Shanghai from the local authorities. Amortization of the land use right is made over the remaining term of the land use right period from the date when the land was made available for use by the Group. The land use rights are summarized as follows:

Year ended
December 31,
2021
RMB

Cost	1,036,178
Accumulated amortization	(17,270)
Land use rights, net	1,018,908

The total amortization expense for the year ended December 31, 2021 amounted to RMB17,270.